Debt - Additional Information (Detail) $ in Thousands, $ in Thousands														9 Months Ended
	Sep. 21, 2021 USD ($)	Sep. 13, 2021 USD ($)	Jul. 21, 2021 MXN ($)	Jul. 16, 2021 USD ($)	Jul. 12, 2021 MXN ($)	Jul. 08, 2021 USD ($)	Jun. 21, 2021 MXN ($)	May 21, 2021 USD ($)	May 10, 2021 USD ($)	Apr. 22, 2021 MXN ($)	Apr. 13, 2021 MXN ($)	Mar. 23, 2021 MXN ($)	Jan. 22, 2021 MXN ($)	Sep. 30, 2021 USD ($)	Nov. 30, 2021 USD ($)	Sep. 30, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Nov. 25, 2020 USD ($)	Nov. 25, 2020 MXN ($)	Sep. 30, 2020 MXN ($)
Disclosure of debt [line items]
Domestic net debt																				$ 22,000,000
External net debt																			$ 1,000,000
Borrowings															$ 2,055,612	$ 2,260,747,244		$ 2,232,694,117	$ 2,100,000	$ 42,000,000
Revolving credit amount outstanding														$ 0	$ 100,000	0
Available credit lines																193,356,200
Term Loan [Member]
Disclosure of debt [line items]
Borrowings									$ 400,000
Term Loan [Member] | Tranche One [Member]
Disclosure of debt [line items]
Borrowings									$ 65,000
Maturity									March 2031
Interest rate basis description									LIBOR plus 48 basis points
Term Loan [Member] | Tranche Two [Member]
Disclosure of debt [line items]
Borrowings									$ 335,000
Maturity									March 2031
Interest rate basis description									LIBOR plus 48 basis points
Lines Of Credit [Member]
Disclosure of debt [line items]
Borrowings														7,399,000		187,244,094					$ 37,000,000
Line of credit														7,700,000		$ 37,000,000
Available credit lines														301,000
Promissory Note [Member]
Disclosure of debt [line items]
Borrowings			$ 2,500,000
Maturity			180
Promissory Note [Member] | TIIE Plus Two Four Zero Basis Points [Member]
Disclosure of debt [line items]
Notes issued													$ 2,500,000
Maturity													July 2021
Interest rate basis description													Tasa de Interés Interbancaria de Equilibrio (“TIIE”) plus 240 basis points
Promissory Note [Member] | TIIE Plus Two Four Eight Basis Points [Member]
Disclosure of debt [line items]
Borrowings													$ 4,000,000
Maturity													July 2021
Interest rate basis description													TIIE plus 248 basis points
Promissory Note [Member] | TIIE Plus Two One Five Basis Points [Member]
Disclosure of debt [line items]
Notes issued											$ 1,500,000
Maturity											July 2021
Interest rate basis description											TIIE plus 215 basis points.
Renewed Promissory Note [Member]
Disclosure of debt [line items]
Borrowings										$ 4,000,000		$ 2,000,000
Maturity										October 2021		January 2021
Interest rate basis description										TIIE plus 248 basis points.		TIIE plus 238 basis points
Renewal term												90 days
Renewed Promissory Note [Member] | TIIE Plus Two Five Seven Point Five Basis Points [Member]
Disclosure of debt [line items]
Borrowings			$ 3,000,000
Maturity			120
Interest rate basis description			TIIE plus 257.5 basis points
Renewed Promissory Note [Member] | TIIE Plus Two Four Zero Point Five Basis Points [Member]
Disclosure of debt [line items]
Borrowings			$ 3,500,000
Maturity			161
Interest rate basis description			TIIE plus 240 basis points
Credit Line Due January Two Thousand Thirty One [Member]
Disclosure of debt [line items]
Maturity													January 2031
Revolving credit maximum borrowing capacity													$ 152,237
Interest rate basis description													London Inter Bank Offered Rate (LIBOR) plus 138 basis points
Renewed and Restructured Term Loan [Member]
Disclosure of debt [line items]
Borrowings								$ 300,000
Interest rate basis description								LIBOR plus a variable margin between 170 and 345 basis points
Renewed Promissory Note Of March Two Thousand Twenty One [Member]
Disclosure of debt [line items]
Borrowings							$ 2,000,000
Interest rate basis description							TIIE plus 260 basis points
Renewal term							180 days
Term Loan Due on July Two Thousand Twenty Four [Member]
Disclosure of debt [line items]
Borrowings						$ 300,000
Maturity						July 2024
Interest rate basis description						LIBOR plus 320 basis points
Term Loan Due on January Two Thousand Twenty Three [Member]
Disclosure of debt [line items]
Borrowings				$ 750,000
Maturity				January 2023
Interest rate basis description				LIBOR plus a variable margin between 170 and 345 basis points
Promissory Notes Three [member]
Disclosure of debt [line items]
Borrowings			$ 4,000,000
Term Loan Due December Two Thousand Twenty One [Member] | Floating Interest Rate At LIBOR [Member]
Disclosure of debt [line items]
Borrowings		$ 500,000
Maturity		December 2021
Interest rate basis description		LIBOR plus 200 basis points
Promissory Notes Due December Two Thousand Twenty One [Member] | Floating Interest Rate At LIBOR [Member]
Disclosure of debt [line items]
Borrowings	$ 300,000
Maturity	December 2021
Interest rate basis description	LIBOR plus 200 to 245 basis points
Renewed Promissory Note Of April Two Thousand Twenty One [Member]
Disclosure of debt [line items]
Borrowings					$ 1,500,000
Interest rate basis description					TIIE plus 240 basis points
Renewal term					170 days
P.M.I. Holdings, B.V. [member]
Disclosure of debt [line items]
Revolving credit facility amount														32,939,622
Repayment of revolving credit lines														32,954,130
Revolving credit amount outstanding														$ 2,372,557			$ 2,387,065